Summary of Significant Accounting Policies	6 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies

(a)	Basis of presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the U.S. Securities Exchange Commission (the “SEC”) and have been consistently applied. The unaudited condensed consolidated financial statements include the financial statements of the Company and its wholly-owned subsidiaries. All inter-company balances and transactions have been eliminated upon consolidation. Certain information or footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a comprehensive presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying unaudited condensed financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results, and cash flows for the periods presented. Operating results for the interim period ended December 31, 2025 are not necessarily indicative of the results that may be expected for the fiscal year ending June 30, 2026. These unaudited condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements for the years ended June 30, 2025 and 2024.

(b)	Principle of consolidation

The unaudited condensed consolidated financial statements presented herein represent the financial statements of Helport AI Limited and its subsidiaries after the Business Combination which was consummated on August 2, 2024. All intercompany transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation. A subsidiary is an entity in which (i) the Company directly or indirectly controls more than 50% of the voting power; or (ii) the Company has the power to appoint or remove the majority of the members of the board of directors or to cast a majority of votes at the meetings of the board of directors or to govern the financial and operating policies of the investee pursuant to a statute or under an agreement among the shareholders or equity holders.

(c)	Use of estimates

The preparation of the unaudited condensed consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reported periods in the unaudited condensed consolidated financial statements and accompanying notes. Significant accounting estimates include, but not limited to allowance for credit losses, useful lives and impairment of long-lived assets, and fair value measurement of warrant liabilities. Changes in facts and circumstances may result in revised estimates. The effects of material revisions in estimates, if any, will be reflected in the CFS prospectively from the date of change in estimates. Actual results could differ from those estimates, and as such, differences may be material to the unaudited condensed consolidated financial statements.

(d)	Foreign currency translation

The Group’s reporting currency is United States dollars (“US$” or “$”). The Group’s subsidiaries incorporated in Singapore and the United States also use US$ as their functional currencies, and the branches or subsidiaries incorporated in the Philippines, Indonesia and Mexico use their respective local currencies as their functional currencies, including the Philippine Peso (“PHP”), the Indonesian Rupiah (“IDR”) and the Mexican Peso (“MXN”). The determination of the respective functional currency is based on the criteria of ASC Topic 830, Foreign Currency Matters.

Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates quoted by authoritative banks prevailing at the dates of the transactions. Exchange gains and losses resulting from foreign currency transactions denominated in a currency other than the functional currency are recorded as foreign currency exchange gain or loss included in “Financial expenses, net” in the unaudited condensed consolidated statements of operations and comprehensive (loss)/income.

The Group entities with functional currencies other than US$ translate their operating results and financial position into US$, the Group’s reporting currency. Assets and liabilities denominated in foreign currencies are translated into US$ using the applicable exchange rates at the balance sheet date. Equity accounts other than earnings generated in the current period are translated into US$ at the appropriate historical rates. Revenues, expenses, gains and losses are translated into US$ using the periodic average exchange rates. The resulting foreign currency translation adjustments are recorded in accumulated other comprehensive loss as a component of shareholders’ deficit. The exchange rates are obtained from the H.10 statistical release of the U.S. Federal Reserve Board.

	December 31, 2025		June 30, 2025
	Period-end spot rate	Average rate	Year-end spot rate		Average rate
US$ against PHP	58.9389	58.4800	56.6889		57.7734
US$ against THB	31.4900	32.2160	32.4700		33.9550
US$ against IDR	16,865.9000	16,598.2391	N/A	*	N/A	*
US$ against MXN	18.0057	18.4642	N/A	*	N/A	*

*	The Philippines branch was established, and the Indonesia and Mexico subsidiaries were incorporated, in 2025.

(e)	Cash

Cash consists of cash at bank which is highly liquid investments with original maturities less than three months, which are unrestricted as to withdrawal or use. Cash consists of cash in bank only. As of December 31, 2025, and June 30, 2025, cash balances were $688,112 and $152,051, respectively.

(f)	Credit losses

On July 1, 2023, the Group adopted Accounting Standards Update (“ASU”) 2016-13 “Financial Instruments — Credit Losses” (Topic 326). Measurement of Credit Losses on Financial Instruments,” by using an aging schedule method in combination with current situation adjustment, which replaces the previous incurred loss impairment model. The expected credit loss impairment model requires the entity to recognize its estimate of expected credit losses for affected financial assets using an allowance for credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The adoption of ASU 2016-13 did not have a material impact on the Group’s financial statements.

The Group’s accounts receivable and other receivables included in the line item of prepaid expenses and other current assets on the balance sheet are within the scope of ASC Topic 326. The Group uses the roll-rate method in combination with current condition adjustments to determine the loss rate of receivable balances and evaluate expected credit losses on an individual basis. When establishing the loss rate, the Group makes its assessment based on various factors, including the aging of receivable balances, historical experience, creditworthiness of debtors, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Group’s ability to collect from the debtors. The Group also applies current condition adjustments to provide specific provisions for allowance when facts and circumstances indicate that the receivable is unlikely to be collected.

Expected credit losses are recognized in general and administrative expenses in the unaudited condensed consolidated statements of operations and comprehensive (loss)/income. After all attempts to collect a receivable have failed, the receivable is written off against the allowance.

Accounts receivable, net, are stated at the original amount less an allowance for credit losses. Accounts receivable are recognized in the period when the Group has provided services to its customers and when its right to consideration is unconditional.

The Group has developed a current expected credit loss (“CECL”) model based on historical experience, the age of the accounts receivable balances, credit quality of its customers, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect its ability to collect from customers. The Group considers historical collection rates, current financial status, macroeconomic factors, and other industry-specific factors when evaluating for current expected credit losses. Credit losses are charged off against the allowance when the Group believes the un-collectability of the account receivable is highly probable. Expected recoveries do not exceed the aggregate of amounts previously charged off and expected to be charged off. The Group deems accounts receivable as uncollectible after all means of collection have been exhausted and the likelihood of collection is not probable. The Group recorded credit losses of US$2,386,938 and nil for the six months ended December 31, 2025 and 2024, respectively.

(g)	Intangible assets, net

Intangible assets with finite useful lives are carried at cost less accumulated amortization and any recorded impairment. Estimated useful lives by intangible asset class are as follows:

Category	Estimated useful lives
Software	3-5 years

The estimated useful lives of intangible assets with finite lives are reassessed if circumstances occur that indicate the original estimated useful lives may have changed.

(h)	Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The Group measures the carrying amount of the asset against the estimated undiscounted future cash flows associated with it. Should the sum of the expected future net cash flows be less than the carrying value of the asset being evaluated, an impairment loss is recognized in the amount by which the carrying value of the asset exceeds its fair value. The evaluation of asset impairment requires the Group to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts. The Group did not record any impairment charge for the six months ended December 31, 2025 and 2024.

(i)	Warrants

The Group evaluated its public warrants (“Public Warrants”) and private warrants (“Private Placement Warrants”, together with the Public Warrants, the “Warrants”), in accordance with Financial Accounting Standards Board (“FASB”) ASC Topic 815-40, “Derivatives and Hedging - Contracts in Entity’s Own Equity” (“ASC 815-40”), and concluded that a provision in the Warrant Agreement, dated October 13, 2021, by and between Tristar and Continental Stock Transfer & Trust Company (the “Warrant Agreement”), related to certain tender or exchange offers precludes the Warrants from being accounted for as components of equity. As the Warrants meet the definition of a derivative as contemplated in ASC 815-40, the Warrants are recorded as derivative liabilities on the accompanying balance sheets and measured at fair value at inception (on the date of Tristar’s initial public offering) and at each reporting date in accordance with FASB ASC Topic 820, “Fair Value Measurement” (“ASC 820”), with changes in fair value recognized in the statement of operations in the period of change.

The Private Placement Warrants were initially measured at fair value using a modified Black-Scholes Option Pricing Model. As the transfer of Private Placement Warrants to anyone who is not a permitted transferee would result in the Private Placement Warrants having substantially the same terms as the Public Warrants, the Group has determined that the fair value of each Private Placement Warrant is equivalent to that of each Public Warrant. The fair value of the Public Warrants and Private Placement Warrants as of June 30, 2025 and December 31, 2025 was based on observable listed market prices. The Private Placement Warrants have the same value as the Public Warrants as they are subject to the same make-whole provisions pursuant to the Warrant Agreement. For the six months ended December 31, 2025 and 2024, the Group recognized a gain of $1,390,543 and a loss of $336,136, respectively, from changes in the fair value of the warrant liabilities.

(j)	Fair value measurement

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and the assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The three levels of the fair value hierarchy under ASC 820 are as follows:

●	Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2—Include other inputs that are directly or indirectly observable in the marketplace.

●	Level 3—Unobservable inputs which are supported by little or no market activity.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Financial assets and liabilities of the Group primarily consist of cash, accounts receivable, and other receivables, accounts payable, amounts due to related parties, loans due to third parties, accrued expenses and other current liabilities. As of December 31, 2025 and June 30, 2025, the carrying amounts of other financial instruments approximated to their fair values due to the short-term maturity of these instruments. The warrant liabilities were measured at fair value using unobservable inputs and were categorized in Level 3 of the fair value hierarchy.

The Group’s non-financial assets, such as software and equipment, would be measured at fair value only if they were determined to be impaired.

The following table details the fair value measurements of liabilities that were measured at fair value on a recurring basis based on the following three-tiered fair value hierarchy per ASC 820, Fair Value Measurement, as of December 31, 2025, June 30, 2025 and August 2, 2024.

	Fair Value Measurement
	Level 1	Level 2	Level 3	Total Fair Value
Warrant liabilities:
As of August 2, 2024	$2,484,000	$-	$1,962,779	$4,446,779
As of June 30, 2025	$2,524,247	$-	$2,159,587	$4,683,834
As of December 31, 2025	$1,830,798	$-	$1,462,493	$3,293,291

The fair value of the Public Warrants is considered a Level 1 valuation and is determined by their public trading price. The fair value of the Private Warrants is considered a Level 3 valuation and is determined using the Black-Scholes valuation model. As of December 31, 2025, the total fair value of the Public Warrants and Private Warrants were $1,830,798 and $1,462,493, respectively, both with an exercise price of $11.50. The changes for Level 3 items measured at fair value on a recurring basis using significant unobservable inputs are as follows:

Warrants
Fair value as of June 30, 2025	$4,683,834
Change in fair value	(1,390,543)
Fair value as of December 31, 2025	$3,293,291

The significant unobservable inputs used in the measurement of fair value of Warrants as of December 31, 2025 are as follows:

As of December 31, 2025
Expected term (in years)	3.58
Volatility	42.05%
Risk-free interest rate	3.65%
Dividend yield	-

(k)	Accounts and other payables

Accounts and other payables represent liabilities for goods and services provided to the Group prior to the end of the financial year which are unpaid. They are classified as current liabilities if payment is due within one year or less (or in the normal operating cycle of the business if longer). Otherwise, they are presented as non-current liabilities. Accounts and other payables are initially recognized at fair value, and subsequently carried at amortized cost using the effective interest method.

(l)	Related party

A related party may be any of the following: a) an affiliate, which is a party that directly or indirectly controls, is controlled by, or is under common control with another party; b) a principal owner, owner of record or known beneficial owner of more than 10% of the voting interest of an entity; c) management, which are persons having responsibility for achieving objectives of the entity and requisite authority to make decisions; d) immediate family of management or principal owners; e) a parent company and its subsidiaries; and f) other parties that have the ability to significantly influence the management or operating policies of the entity. The Group discloses all related party balances and transactions.

(m)	Revenue recognition

The Group recognizes revenue under ASC 606, Revenue from Contracts with Customers. The core principle of the revenue standard is that the Group should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle:

Step 1: Identify the contract with the customer

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract

Step 5: Recognize revenue when the company satisfies a performance obligation

These criteria as they relate to each of the following major revenue-generating activities are described below.

Revenues are presented net of value-added taxes (“VAT”).

	For the six months ended December 31,
	2025	2024
	(Unaudited)	(Unaudited)
AI services	$17,048,289	$16,406,402
AI+ Business Process Outsourcing (“AI+BPO”) services	614,051	-
Total revenues	$17,662,340	$16,406,402

AI services

The Group enters into System Information Technology Service Agreements with customers to provide a series of services through its integrated AI service tool, AI Assist, which includes system functional modules, efficiency management services, custom development services, and operation outsourcing services. The Group identifies one performance obligation in the licensed usage of AI Assist because the series of services is delivered through the integrated functions within AI Assist and cannot be separated from each other. The service consideration is calculated based on the monthly average subscribed seats and is reconciled on a monthly basis. The Group usually grants the customers a credit term between 180 days and 365 days in the payment arrangement. Since the customers simultaneously receive and consume the benefits through the usage of AI Assist as the Group maintains technical support and ensures the normal function of AI Assist, revenues are recognized ratably over the contract term.

Certain contracts with promises to provide additional customization or requests may include multiple performance obligations when the promises are separately identifiable from one another and are associated with standalone selling prices. For such arrangements, the Group allocates the transaction price to each performance obligation based on its relative standalone selling price. The Group generally determines the standalone selling prices based on the prices charged to customers. Revenue from such additional customization or requests is recognized at a point in time when the service deliverables are completed and meet the requirements of the customers.

AI+BPO services

The Group enters into service agreements with customers to provide AI+BPO services, whereby it manages specified business processes—such as inbound customer support, outbound debt collection, and outbound customer engagement/sales—by deploying trained personnel supported by the Group’s AI tools under client guidance. Such contracts typically involve one performance obligation, pursuant to which the Group commits to providing a designated number of personnel and technological support to perform the business processes or operations as required by customers. Service fees are structured under either a per-agent monthly model or performance-based pricing tied to measurable outcomes. The Group typically collects monthly instalments from customers over the contract period for AI+BPO services. Revenues from AI+BPO services are recognized over the contract term based on the amounts in the revenue statements, which are reconciled with and confirmed by the customers on a monthly basis.

Principal versus agent considerations

The Group has entered into contracts with a third-party service provider for outsourced operations, pursuant to which the third-party service provider is obligated to conduct certain technical support activities, including IT environment maintenance, software module optimization, industrial database updates, server configuration, and more. The Group has evaluated the terms with the third-party service provider and considers itself a principal and recognizes revenue on a gross basis for such services, as it controls the services through the following key considerations:

●	The Group owns its brand and intellectual property, directs the third-party service provider to conduct a series of outsourced operational activities on its behalf, and reserves the right to accept or reject any customer contracts without the involvement of the third-party service provider. The Group assumes primary responsibility for controlling the quality of service deliverables.

●	The Group has discretion in setting the price. The third-party service provider is only entitled to the fixed outsourced operational fees settled monthly for its performance obligation and does not participate in profit sharing in respect of revenue from services.

Contract balances

When a performance obligation in a service contract has been fulfilled, the Group presents the contract on the consolidated balance sheet as a contract asset or a contract liability, depending on the relationship between the Group’s performance and the customer’s payment. A contract asset is the Group’s right to consideration in exchange for goods and services that the Group has transferred to a customer. The Group did not have any contract assets as of December 31, 2025 and June 30, 2025.

A contract liability represents billings or cash received for services in advance of revenue recognition and is recognized as revenue when all of the Group’s revenue recognition criteria are met. The Group did not have any contract liabilities as of December 31, 2025 and June 30, 2025.

(n)	Cost of revenues

Cost of revenues primarily consists of amortization of purchased software, payments to a third-party service provider for outsourced operation, and server costs.

(o)	Share-based compensation

The Group applies ASC 718, Compensation—Stock Compensation (“ASC 718”), to account for all of its share-based payments. In accordance with ASC 718, the Group determines whether an award should be classified and accounted for as a liability award or equity award. All of the Group’s grants of share-based awards were classified as equity awards and are recognized in the financial statements based on their grant date fair values.

The Group has elected to recognize compensation expense using the straight-line method for all awards granted with graded vesting over the requisite service period. For awards with performance conditions, the Group would recognize compensation cost if and when it concludes that it is probable that the performance condition will be achieved. The Group has also elected to account for forfeitures as they occur. Previously recognized compensation cost for the awards is reversed in the period that the award is forfeited.

(p)	Income taxes

The Group accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for financial statements recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures.

Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. The Group did not accrue any liability, interest or penalties related to uncertain tax positions in its provision for income taxes line of its statements of income for the six months ended December 31, 2025 and 2024.

The Group does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

(q)	Commitments and contingencies

In the normal course of business, the Group is subject to commitments and contingencies, including operating lease commitments, legal proceedings and claims arising out of its business that relate to a wide range of matters, such as government investigations and tax matters. The Group recognizes a liability for such contingencies if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Group may consider many factors in making these assessments of liability for contingencies, including historical experience and the specific facts and circumstances of each matter.

(r)	Earnings per share

The Group computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is computed by dividing income available to ordinary shareholders of the Group by the weighted average ordinary shares outstanding during the period. Diluted EPS takes into account the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised and converted into ordinary shares. For the six months ended December 31, 2025 and 2024, there was no dilutive impact.

(s)	Segment reporting

ASC 280, Segment Reporting, establishes standards for companies to report in their financial statements information about operating segments, products, services, geographic areas, and major customers. Based on the criteria established by ASC 280, the Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer.

The CODM regularly reviews entity-wide operating results, including consolidated revenues and net income, when making decisions about allocating resources and assessing performance of the segment. Accordingly, the Group has one reportable segment, i.e., AI services, which is the primary revenue source of the Group.

The primary measure of segment revenue and profitability for the Group’s operating segment is consolidated revenue and net income. Significant segment expenses regularly reviewed by the CODM and included within net income comprise cost of sales, selling and marketing expenses, general and administrative expenses, and research and development expenses, which are separately presented on the Group’s unaudited condensed consolidated statements of operations and comprehensive (loss)/income. Other segment items within net income include financial expenses, net, other income or loss, net, and income tax expense. The CODM uses segment profit or loss to monitor budget versus actual results, and also in competitive analysis by benchmarking to the Group’s competitors at the same development stage.

The Group does not distinguish between markets or segments for the purpose of internal reporting. As the Group’s long-lived assets are all located in Singapore and the Group’s revenues are substantially derived from PRC customers, no geographical segment information is presented. The CODM does not review any information regarding total assets by reportable segment.

For operating results of the segment provided to and reviewed by CODM, please refer to the unaudited condensed consolidated statements of operations and comprehensive (loss)/income.

(t)	Recent accounting pronouncements

The Group is an emerging growth company (“EGC”) as defined by the Jumpstart Our Business Startups Act (“JOBS Act”). The JOBS Act provides that an EGC can take advantage of extended transition periods for complying with new or revised accounting standards. This allows an EGC to delay adoption of certain accounting standards until those standards would otherwise apply to private companies. The Group elected to take advantage of the extended transition periods. However, this election will not apply should the Group cease to be classified as an EGC.

In December 2023, the FASB issued ASU 2023-09, Improvement to Income Tax Disclosure. This standard requires more transparency about income tax information through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information. This standard also includes certain other amendments to improve the effectiveness of income tax disclosures. ASU 2023-09 is effective for public business entities, for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. Early adoption is also permitted, and entities may apply the amendments in this update prospectively or retrospectively to all prior periods presented in the financial statements. The Group is in the process of evaluating the impact of adopting this new guidance on its consolidated financial statements.

On November 4, 2024, the FASB has released ASU 2024-03, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures. The purpose of this update is to improve the disclosures about a public business entity’s expenses and address requests from investors for more detailed information about the types of expenses (including purchases of inventory, employee compensation, depreciation, amortization, and depletion) in commonly presented expense captions (such as cost of sales, selling expenses, general and administrative expenses, and research and development expenses). ASU 2024-04 is effective for all public business entities, for annual reporting periods beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027. Any entity qualified as public business (“PBEs”) entity shall apply ASU 2024-04 prospectively to financial statements issued for current period and all comparative periods. PBEs shall apply the amendments in this update either (1) prospectively to financial statements issued for reporting periods after the effective date or (2) retrospectively to any or all prior periods presented in the financial statements. Early adoption is permitted. The Group is in the process of evaluating the impact of adopting this new guidance on its consolidated financial statements.

In May 2025, the FASB issued ASU 2025-03, “Business Combinations (Topic 805) and Consolidation (Topic 810): Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity,” which requires an entity involved in an acquisition transaction effected primarily by exchanging equity interests when the legal acquiree is a VIE that meets the definition of a business to consider specific factors to determine the accounting acquirer and removes the requirement that the primary beneficiary always is the acquirer for certain transactions. Under the amendments, acquisition transactions in which the legal acquiree is a VIE will, in more instances, result in the same accounting outcomes as economically similar transactions in which the legal acquiree is a voting interest entity. The amendments do not change the accounting for a transaction determined to be a reverse acquisition or a transaction in which the legal acquirer is not a business and is determined to be the accounting acquiree. The new guidance is required to be applied prospectively to any acquisition transaction that occurs after the initial application date. This guidance is effective for the Company for the year ending March 31, 2028. Early adoption is permitted. The Group is evaluating the impact of the adoption of this guidance.

In July 2025, the FASB issued ASU 2025-05, “Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets,” which provides guidance for entities that apply the practical expedient and accounting policy election, if applicable, when estimating expected credit losses on current accounts receivable and/or current contract assets arising from transactions under Topic 606, including those assets acquired in a business combination accounted for under Topic 805. The amendments will be effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Group is currently evaluating the impact of the adoption of this guidance.

In September 2025, the FASB issued ASU 2025-06, Intangibles -Goodwill and Other - Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software (“ASU 2025-06”). The amendments modernize the recognition and disclosure framework for internal-use software costs, removing the previous “development stage” model and introducing a more judgment-based approach. ASU 2025-06 is effective for annual reporting periods beginning after December 15, 2027 and for interim reporting periods beginning in that fiscal year. The Group is currently evaluating the impact that this update will have on the consolidated financial statements.

In September 2025, the FASB issued ASU 2025-07, Derivatives and Hedging (“Topic 815”) and Revenue from Contracts with Customers (“Topic 606”): Derivatives Scope Refinements and Scope Clarification for Share-Based Noncash Consideration from a Customer in a Revenue Contract (“ASU 2025-07”). ASU 2025-07, expands an existing scope exception under Topic 815 to exclude non-exchange-traded contracts where the underlying is based on the operations or activities specific to one of the contract parties. The Group is currently evaluating the impact that this update will have on the consolidated financial statements.

In November 2025, the FASB issued ASU 2025-08, Financial Instruments—Credit Losses (“Topic 326”): Purchased Loans (“ASU 2025-08”). The amendments expand the population of acquired loans subject to the gross-up approach, treating non-credit-deteriorated loans (excluding credit cards) as “seasoned” if purchased at least 90 days after origination or acquired in a business combination. ASU 2025-08 is effective for annual reporting periods beginning after December 15, 2026 and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Group is currently evaluating the impact that this update will have on the consolidated financial statements.

In December 2025, the FASB issued ASU 2025-12, “Codification Improvements.” The amendments in this ASU represent changes to clarify the Codification or to correct unintended application of guidance and apply to all reporting entities within the scope of the affected accounting guidance. These amendments are effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Group is currently evaluating the impact of the adoption of this guidance on its consolidated financial statements.

The Group does not believe other recently issued ASUs by the FASB but not yet effective accounting statements, if adopted, would have a material effect on the Group’s future financial statements.